UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-881-5120

Signature,			Place,				and Date of Signing
John M. Day			Raleigh, North Carolina		November 14, 2007

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total: $336,680

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

American Express                    COM  025816109    $9,641   162,385 SH      SOLE                     162,000       0   385
Cabelas Inc                         COM   126804301  $16,319   690,024 SH      SOLE                     688,600       0 1,424
Capital Corp of the West        COM NEW   140065202   $1,671    90,694 SH      SOLE                      90,394       0   300
Capital One Financial Cor           COM  14040H105   $11,616   174,854 SH      SOLE                     174,854       0     0
Carrols Restaurant Group            COM  14574X104    $1,163   103,863 SH      SOLE                     103,563       0   300
CVS Corp                            COM   126650100  $41,186 1,039,266 SH      SOLE                   1,039,266       0     0
Diamond Foods Inc                   COM   252603105  $19,028   921,018 SH      SOLE                     918,974       0 2,044
Equifax Inc                         COM   294429105  $15,101   396,135 SH      SOLE                     395,164       0   971
Heartland Pmt Sys Inc               COM  42235N108    $1,285    50,000 SH      SOLE                      50,000       0     0
Jarden Corp                         COM   471109108  $19,875   642,378 SH      SOLE                     641,000       0 1,378
Lifetime Brands Inc                 COM  53222Q103   $12,708   626,314 SH      SOLE                     624,933       0 1,381
Moodys Corp                         COM   615369105   $5,040   100,000 SH      SOLE                     100,000       0     0
Mortons Restaurant Grp In           COM   619430101  $13,656   858,888 SH      SOLE                     857,098       0 1,790
Office Depot Inc                    COM   676220106  $28,809 1,397,168 SH      SOLE                   1,394,000       0 3,168
OReilly Automotive Inc              COM   686091109  $12,530   375,040 SH      SOLE                     374,287       0   753
Petmed Express Inc                  COM   716382106   $9,147   652,901 SH      SOLE                     651,370       0 1,531
Ruths Chris Steak Hse Inc           COM   783332109  $14,704 1,031,876 SH      SOLE                   1,028,690       0 3,186
Select Comfort Corp                 COM  81616X103   $18,187 1,303,732 SH      SOLE                   1,300,794       0 2,938
Staples Inc                         COM   855030102  $17,307   805,325 SH      SOLE                     803,625       0 1,700
Sysco Corp                          COM   871829107  $16,034   450,541 SH      SOLE                     449,548       0   993
Tempur-Pedic Internationa           COM  88023U101   $31,844   890,738 SH      SOLE                     888,636       0 2,102
Wells Fargo & Company               COM   949746101  $10,045   282,007 SH      SOLE                     282,007       0     0
Zions Bancorporation                COM   989701107   $9,784   142,473 SH      SOLE                     142,000       0   473

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